CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 9,525	$ 42,604,878	$ (43,234,958)	$ (620,555)
Balance (Shares) at Dec. 31, 2016	95,253,840
Share consolidation (Shares)	(83,347,098)
Net loss for the year			(314,890)	(314,890)
Common shares issued	$ 8,000	50,591		58,591
Common shares issued (Shares)	10,000,000
Balance at Dec. 31, 2017	$ 17,525	42,655,469	(43,549,848)	(876,854)
Balance (Shares) at Dec. 31, 2017	21,906,742
Net loss for the year			(40,742)	(40,742)
Common shares issued	$ 9,600	445,451		455,051
Common shares issued (Shares)	12,000,000
Balance at Dec. 31, 2018	$ 27,125	43,100,920	(43,590,590)	(462,545)
Balance (Shares) at Dec. 31, 2018	33,906,742
Net loss for the year			(295,868)	(295,868)
Stock-based compensation expense		41,227		41,227
Common shares issued	$ 4,000	183,125		187,125
Common shares issued (Shares)	5,000,000
Balance at Dec. 31, 2019	$ 31,125	$ 43,325,272	$ (43,886,458)	$ (530,061)
Balance (Shares) at Dec. 31, 2019	38,906,742